Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenues		$ 7,278,837	$ 5,466,243	$ 1,408,469
Expenses
Allowance for expected credit losses, net of reversal		36,846	98,022	7,668
Amortization of intangible assets		1,015,553
Brokerage, clearing and exchange fees		3,976,506	1,427,997	69,735
Brokerage, Clearing and Exchange Fees-Related Parties		130,540
Communications and technology		2,694,539	1,817,001	437,700
Compensation and benefits		3,988,025	3,719,689	3,286,834
Depreciation		107,940	58,762	9,421
Fair value loss on equity securities investments		11,139
Loss on disposal of property and equipment			15,319
Occupancy costs		149,913	169,866	95,416
Professional fees		5,848,508	770,898	377,275
Travel and business development		3,006,840	1,514,960	1,611,485
Other administrative expenses		173,500	148,137	89,054
Total expenses		21,139,849	9,740,651	5,984,588
Loss before income taxes		(13,861,012)	(4,274,408)	(4,576,119)
Income tax benefits (expenses)		22,785	(43,234)	(13,359)
Net loss		(13,838,227)	(4,317,642)	(4,589,478)
Other comprehensive (loss) income
Foreign currency translation adjustments		(279,439)	49,915	(81,850)
Total comprehensive loss		$ (14,117,666)	$ (4,267,727)	$ (4,671,328)
Loss per share:
Loss per share Basic (in Dollars per share)		$ 1.38	$ 0.47	$ 0.49
Loss per share Diluted (in Dollars per share)		$ 1.38	$ 0.47	$ 0.49
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding Ordinary shares - Basic (in Shares)	[1]	9,999,506	9,281,875	9,271,806
Weighted average number of ordinary shares outstanding Ordinary shares – Diluted (in Shares)	[1]	9,999,506	9,281,875	9,271,806
Advisory fees
Revenues
Total revenues		$ 392,559	$ 10,624	$ 420,918
Brokerage commissions
Revenues
Total revenues		974,361	302,366	391,060
Brokerage commissions-related parties
Revenues
Total revenues		5,900	26,880	7,119
Due diligence services fees
Revenues
Total revenues			79,543
Handling income
Revenues
Total revenues		1,308,731	127,745	125,736
Handling income-related parties
Revenues
Total revenues		91		2,130
Introducing and referral income
Revenues
Total revenues		2,404,433	4,681,683	264,941
Investment management fee income
Revenues
Total revenues		377,399	60,012
Investment management fee income-related party
Revenues
Total revenues		117,702
Underwriting and placement income
Revenues
Total revenues		1,442,673	114,091	152,638
Interest income and others
Revenues
Total revenues		253,818	61,019	42,489
Interest income and others-related parties
Revenues
Total revenues		$ 1,170	$ 2,280	$ 1,438

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect (i) the recapitalization effected through the share allotments on April 3, 2023 and April 20, 2023, which was reflected in prior period financial statements, and (ii) the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.